Commitments and Contingencies - Schedule of Future Minimum Payments under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Leases [Abstract]
2018	$ 7,671
2019	4,230
2020	2,990
2021	2,262
Total	$ 17,153